Deferred Share Units (Details Narrative) - Deferred Share Units - shares	Aug. 31, 2020	Aug. 31, 2019
Share-based compensation arrangement by share-based payment award, number of shares authorized	0	0
Share-based compensation arrangement by share-based payment award, number of shares available for grant	11,000	11,000